CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Ordinary Shares Par value $0.01 [Member]	Treasury Shares Par value $0.01 [Member]	Additional Paid-In Capital [Member]	Reserve [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income [Member]	Noncontrolling Interest [Member]	Total
Beginning Balance at Dec. 31, 2013	$ 309,076	$ (4,814,775)	$ 115,668,644	$ 14,629,369	$ (113,513,766)	$ 25,070,226	$ 20,655,676	$ 58,004,450
Beginning Balance (Shares) at Dec. 31, 2013	30,591,839	(1,225,311)
Purchase of treasury stock		$ (486,316)						(486,316)
Purchase of treasury stock (Shares)		(76,368)
Issuance of ordinary shares to employees for cash	$ 9,208		3,673,820					3,683,028
Issuance of ordinary shares to employees for cash (Shares)	920,757
Stock based compensation			81,615					81,615
Foreign currency translation loss						(314,769)	(58,271)	(373,040)
Transfer to reserve				126,577	(126,577)
Changes in Parent's Ownership Interests in Geo					(4,533)		4,533
Purchase of shares by iASPEC from minority shareholders in GEO							(61,698)	(61,698)
Changes in a Parents Ownership Interest in Zhongtian					(34,253)		34,253
Purchase of shares by iASPEC from minority shareholders in Zhongstian							(649,967)	(649,967)
Issuance of ordinary shares to acquire additional ownership from minority shareholders in Geo and Zhongtian	$ 4,395		1,753,618				(1,758,013)
Issuance of ordinary shares to acquire additional ownership from minority shareholders in Geo and Zhongtian (Shares)	439,503
Issuance of ordinary shares for consulting services	$ 500		205,500					206,000
Issuance of ordinary shares for consulting services (Shares)	50,000
Cancellation of ordinary shares	$ (5,842)	$ 1,011,091	(1,005,249)
Cancellation of ordinary shares (Shares)	(584,231)	584,231
Reclassification of temporary equity to ordinary shares	$ 2,500		747,500					750,000
Ordinary shares issued for acquisition of Biznest	$ 15,434		5,736,601					5,752,035
Ordinary shares issued for acquisition of Biznest (Shares)	1,543,455
Net loss for the year					(29,231,347)		(520,951)	(29,752,298)
Ending Balance at Dec. 31, 2014	$ 335,271	$ (4,290,000)	126,862,049	14,755,946	(142,910,476)	24,755,457	17,645,562	37,153,809
Ending Balance (Shares) at Dec. 31, 2014	32,961,323	(717,448)
Purchase of treasury stock		$ (2,827,500)						(2,827,500)
Purchase of treasury stock (Shares)		(685,000)
Stock based compensation	$ 519		101,763					102,282
Stock based compensation	51,875
Foreign currency translation loss						116,539	19,468	136,007
Issuance of ordinary shares for consulting services	$ 50		12,600					12,650
Issuance of ordinary shares for consulting services (Shares)	5,000
Reclassification of temporary equity to ordinary shares	$ 3,550		1,061,450					1,065,000
Issued common stock	$ 21,025		12,765,328					12,786,353
Issued common stock (Shares)	2,102,484
Issued warrant liability			(4,982,694)					(4,982,694)
Common stock issued for warrants exercised	$ 56,131		8,885,358					8,941,489
Common stock issued for warrants exercised (Shares)	5,613,130
Sale of Geo			(705,087)	(304,002)	(2,139,719)	(154,717)	(8,563,205)	(11,866,730)
Sale of Zhongtian				(639,849)	(2,061,731)	(165,572)	(581)	(2,867,733)
Dividend to minority shareholders in Geo					(362,907)			(362,907)
Net loss for the year					(7,504,262)		308,473	(7,195,789)
Ending Balance at Dec. 31, 2015	$ 416,546	$ (7,117,500)	144,000,767	13,812,095	(154,979,095)	24,551,707	9,409,717	30,094,237
Ending Balance (Shares) at Dec. 31, 2015	40,733,812	(1,402,448)
Foreign currency translation loss						(552,950)	38,244	(514,706)
Reclassification of temporary equity to ordinary shares	$ 1,200		358,800					360,000
Common stock issued for warrants exercised	$ 8,998		1,109,494					1,118,492
Common stock issued for warrants exercised (Shares)	899,795
Sale of IST DG						(4,400)		(4,400)
Net loss for the year					(18,170,601)		(353,876)	(18,524,477)
Employee Stock Incentive-stock option			273,102					273,102
Ending Balance at Dec. 31, 2016	$ 426,744	$ (7,117,500)	$ 145,742,163	$ 13,812,095	$ (173,149,696)	$ 23,994,357	$ 9,094,085	$ 12,802,248
Ending Balance (Shares) at Dec. 31, 2016	41,633,607	(1,402,448)